Financial assets at amortized cost and other positions in scope of expected credit loss measurement	12 Months Ended
Dec. 31, 2024
Disclosure Of Provision Matrix [Line Items]
Disclosure Of Provision Matrix Explanatory

Balance sheet notes
Note 10

Financial assets at amortized cost and other positions in

scope of expected credit loss measurement
The tables

below provide

information about

financial instruments

and certain

credit

lines that

are

subject to

expected
credit loss (ECL

)

requirements.

UBS AG’s ECL

disclosure segments,

or “ECL segments”

are aggregated

portfolios based
on shared risk characteristics and on the

same or similar rating methods applied. The

key segments are presented in the
table below.
›
Refer to Note 20 for more information about expected

credit loss measurement
Segment Segment description Description of credit risk sensitivity
Business division

Private clients with
mortgages
Lending to private clients secured by
owner-occupied real estate and
personal account overdrafts of those
clients
Sensitive to Swiss GDP, interest rate
environment, unemployment levels, real
estate collateral values and other regional
aspects

– Personal & Corporate Banking
– Global Wealth Management
Real estate financing Rental or income-producing real estate financing to private and corporate
clients secured by real estate
Sensitive to Swiss GDP, unemployment
levels,

the interest rate environment, real
estate collateral values and other regional
aspects

– Personal & Corporate Banking
– Global Wealth Management
– Investment Bank
Large corporate clients Lending to large corporate and multi-
national clients
Sensitive to GDP developments,
unemployment levels, credit default swap
(CDS) indices, seasonality, business cycles
and collateral values (diverse collateral,
including real estate and other collateral
types)
– Personal & Corporate Banking
– Investment Bank
– Global Wealth Management
– Non-core and Legacy
SME clients Lending to small and medium-sized
corporate clients
Sensitive to GDP developments,
unemployment levels, the interest rate
environment and, to some extent,
seasonality,

business cycles and collateral
values (diverse collateral,

including real
estate and other collateral types)
– Personal & Corporate Banking
Lombard Loans secured by pledges of marketable
securities, guarantees and other forms
of collateral (including hedge funds,
private equity and unlisted equities)
Sensitive to equity and debt markets (e.g.
changes in collateral values)
– Global Wealth Management
Credit cards
Credit card exposures in Switzerland
and the US
Sensitive to unemployment levels – Personal & Corporate Banking
– Global Wealth Management
Commodity trade
finance
Working capital financing of commodity
traders, generally extended on a self-
liquidating transactional basis
Sensitive primarily to the strength of
individual transaction structures and
collateral values (price volatility of
commodities),

as the primary source for
debt service is directly linked to the
shipments financed
– Personal & Corporate Banking
Consumer financing Consumer loans and car leasing Sensitive to unemployment levels – Personal & Corporate Banking
Ship financing Ship financing mainly includes bulk
carriers, oil tankers, containers and
liquefied natural gas carriers
Sensitive to real GDP, earnings of tankers
and earnings of bulk carriers
– Global Wealth Management
Aircraft financing Corporate aircraft financing Sensitive to collateral values – Global Wealth Management
Financial intermediaries
and hedge funds
Lending to financial institutions and
pension funds, including exposures to
broker-dealers and clearing houses
Sensitive to GDP development, CDS
indices, the interest rate environment,
price and volatility risks in financial
markets, regulatory and political risk, and
collateral values (diverse collateral,
including real estate and other collateral
types)
– Personal & Corporate Banking
– Investment Bank
– Global Wealth Management
– Non-core and Legacy
›
Refer to Note 20f for more details regarding sensitivity
The tables

below provide

ECL exposure

and ECL

allowance and

provision

information about

financial instruments

and
certain non-financial instruments that are

subject to ECLs.

USD m 31.12.24
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 223,329 223,201 128 0 (186) 0 (186) 0
Amounts due from banks 18,111 17,912 198 0 (42) (1) (5) (36)
Receivables from securities financing transactions measured at amortized cost
118,302 118,302 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 43,959 43,959 0 0 0 0 0 0
Loans and advances to customers 587,347 560,531 22,309 4,506 (2,830) (276) (323) (2,230)
of which: Private clients with mortgages 251,955 241,690 9,009 1,256 (166) (46) (70) (50)
of which: Real estate financing 83,780 79,480 4,071 229 (100) (24) (27) (49)
of which: Large corporate clients 25,599 21,073 3,493 1,033 (828) (72) (123) (632)
of which: SME clients 21,002 17,576 2,293 1,133 (963) (55) (47) (860)
of which: Lombard 147,714 147,326 266 122 (107) (6) 0 (101)
of which: Credit cards 1,978 1,533 406 39 (41) (6) (11) (25)
of which: Commodity trade finance 4,204 4,089 106 9 (122) (9) 0 (113)
of which: Ship / aircraft financing 8,058 7,136 922 0 (31) (14) (16) 0 of which: Consumer financing 2,814 2,468 114 232 (137) (15) (19) (102)
Other financial assets measured at amortized cost 59,279 58,645 439 194 (135) (25) (7) (103)
of which: Loans to financial advisors 2,723 2,568 59 95 (41) (4) (1) (37)
Total financial assets measured at amortized cost 1,050,326 1,022,550 23,074 4,701 (3,195) (304) (521) (2,369)
Financial assets measured at fair value through other comprehensive income 2,195 2,195 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,052,521 1,024,746 23,074 4,701 (3,195) (304) (521) (2,369)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 40,280 38,860 1,242 178 (61) (16) (24) (22)
of which: Large corporate clients 7,818 7,098 635 85 (18) (6) (9) (2)
of which: SME clients 2,524 2,074 393 57 (27) (5) (15) (7)
of which: Financial intermediaries and hedge funds

21,590 21,449 141 0 (1) (1) 0 0
of which: Lombard 3,709 3,652 24 33 (4) (1) 0 (3)
of which: Commodity trade finance 2,678 2,676 2 0 (1) (1) 0 0
Irrevocable loan commitments 79,579 75,158 4,178 243 (192) (105) (61) (26)
of which: Large corporate clients 47,381 43,820 3,393 168 (155) (91) (54) (10)
Forward starting reverse repurchase and securities borrowing agreements 24,896 24,896 0 0 0 0 0 0
Committed unconditionally revocable credit lines 148,900 146,496 2,149 255 (75) (59) (17) 0 of which: Real estate financing 7,674 7,329 345 0 (6) (4) (2) 0 of which: Large corporate clients 14,692 14,091 584 17 (22) (14) (7) (2)
of which: SME clients 9,812 9,289 333 190 (34) (28) (6) 0
of which: Lombard 73,267 73,181 84 1 0 0 0 0
of which: Credit cards 10,074 9,604 467 3 (8) (6) (2) 0
Irrevocable committed prolongation of existing loans 4,608 4,602 4 2 (3) (3) 0 0
Total off-balance sheet financial instruments and other credit lines 298,263 290,012 7,572 678 (332) (183) (102) (48)
Total allowances and provisions (3,527) (487) (623) (2,417)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective

ECL allowances.

USD m 31.12.23
Carrying amount
1
ECL allowances
Financial instruments measured at amortized

cost
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 171,806 171,788 18 0 (26) 0 (26) 0
Amounts due from banks 28,206 28,191 14 0 (7) (6) (1) 0
Receivables from securities financing transactions measured at amortized cost
74,128 74,128 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 32,300 32,300 0 0 0 0 0 0
Loans and advances to customers 405,633 385,493 18,131 2,009 (935) (173) (185) (577)
of which: Private clients with mortgages 174,400 163,617 9,955 828 (156) (39) (89) (28)
of which: Real estate financing 54,305 50,252 4,038 15 (46) (20) (25) (1)
of which: Large corporate clients 14,431 12,594 1,331 506 (241) (34) (32) (174)
of which: SME clients 12,694 10,662 1,524 508 (262) (34) (24) (204)
of which: Lombard 117,924 117,874 0 50 (22) (5) 0 (17)
of which: Credit cards 2,041 1,564 438 39 (42) (6) (11) (24)
of which: Commodity trade finance 2,889 2,873 12 4 (119) (7) 0 (111)
Other financial assets measured at amortized cost 54,334 53,882 312 141 (87) (16) (5) (66)
of which: Loans to financial advisors 2,615 2,422 79 114 (49) (4) (1) (44)
Total financial assets measured at amortized cost 766,407 745,782 18,475 2,150 (1,057) (197) (217) (643)
Financial assets measured at fair value through other comprehensive income 2,233 2,233 0 0 0 0 0 0
Total on-balance sheet financial assets within the scope of ECL requirements 768,640 748,015 18,475 2,150 (1,057) (197) (217) (643)
Total exposure ECL provisions
Off-balance sheet (within the scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 33,211 32,332 761 118 (40) (14) (7) (19)
of which: Large corporate clients 3,624 3,051 486 87 (10) (3) (2) (6)
of which: SME clients 1,506 1,299 177 31 (7) (1) (1) (5)
of which: Financial intermediaries and hedge funds

22,549 22,504 46 0 (12) (8) (3) 0
of which: Lombard 3,009 3,009 0 0 (1) 0 0 (1)
of which: Commodity trade finance 1,811 1,803 8 0 (1) (1) 0 0
Irrevocable loan commitments 44,018 42,085 1,878 56 (95) (55) (38) (2)
of which: Large corporate clients 26,096 24,444 1,622 30 (76) (45) (28) (2)
Forward starting reverse repurchase and securities borrowing agreements 10,373 10,373 0 0 0 0 0 0
Committed unconditionally revocable credit lines

47,421 45,452 1,913 56 (49) (39) (10) 0
of which: Real estate financing 9,439 8,854 585 0 (4) (3) (1) 0 of which: Large corporate clients 5,110 4,951 151 8 (6) (4) (3) 0 of which: SME clients 5,408 5,188 191 29 (21) (17) (3) 0
of which: Lombard 8,964 8,964 0 1 0 0 0 0
of which: Credit cards 10,458 9,932 522 4 (10) (8) (2) 0
of which: Commodity trade finance 537 537 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 4,183 4,169 11 4 (4) (3) 0 0
Total off-balance sheet financial instruments and credit lines 139,206 134,410 4,562 234 (188) (111) (56) (21)
Total allowances and provisions (1,244) (308) (272) (664)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.
Coverage ratios are

calculated for

the core loan

portfolio by taking

ECL allowances

and provisions

divided by the

gross
carrying amount

of the

exposures. Core

loan exposure

is defined

as the

sum of
Loans and

advances to

customers

and
Loans to financial advisors
.

These ratios are influenced by the following key factors:

–
Lombard loans are generally secured with marketable securities in portfolios that are, as a rule, highly diversified,

with
strict lending policies that are intended to ensure that

credit risk is minimal under most circumstances;

–
mortgage loans

to private

clients and real

estate financing

are controlled

by conservative

eligibility criteria,

including
low loan-to-value ratios and strong debt service capabilities;
–
the amount of unsecured retail lending (including credit cards)

is insignificant;

–
contractual

maturities

in

the

loan portfolio,

which

are

a

factor

in the

calculation

of

ECLs,

are

generally

short,

with
Lombard lending

typically having

average

contractual

maturities of

12 months

or less,

real estate

lending generally
between two

and three

years in

Switzerland, with

long-dated

maturities in

the US,

and corporate

lending between
one and two years with related loan commitments up to

four years; and

–
write-offs of

ECL allowances against

the gross

loan balances

when all

or part

of a

financial asset

is deemed

uncollectible
or forgiven reduce the coverage ratios.
The total combined

on- and off-balance

sheet coverage

ratio was at
37

basis points as

of 31 December 2024,
15

basis
points higher

than the

ratio as

of 31 December

2023. The

combined stage 1

and 2

ratio of
10

basis points

was unchanged
compared with the ratio as of 31 December 2023; the stage 3 ratio was 31%, 9 percentage points higher than the ratio
as of 31 December 2023.

31.12.24
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 252,121 241,736 9,079 1,306 7 2 77 5 386
Real estate financing 83,880 79,504 4,098 278 12 3 66 6 1,768
Total real estate lending 336,001 321,240 13,177 1,584 8 2 73 5 628
Large corporate clients 26,427 21,145 3,617 1,665 313 34 341 79 3,795
SME clients 21,966 17,631 2,341 1,993 439 31 203 52 4,316
Total corporate lending 48,393 38,776 5,958 3,659 370 33 287 67 4,079
Lombard 147,821 147,332 267 222 7 0 8 0 4,531
Credit cards 2,019 1,539 416 64 205 39 256 85 3,857
Commodity trade finance 4,327 4,098 106 122 283 22 40 23 9,258
Ship / aircraft financing 8,089 7,150 938 0 38 20 175 38 0
Consumer financing 2,951 2,484 134 334 464 62 1,447 133 3,057
Other loans and advances to customers 40,576 38,188 1,636 752 83 7 56 9 3,965
Loans to financial advisors 2,764 2,571 60 132 149 14 159 17 2,785
Total other lending 208,547 203,363 3,558 1,627 39 4 161 7 4,152
Total
1
592,941 563,379 22,693 6,869 48 5 143 10 3,301
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 8,473 8,271 176 26 4 4 22 4 81
Real estate financing 8,694 8,300 394 0 7 6 33 7 0
Total real estate lending 17,167 16,571 570 26 6 5 30 6 81
Large corporate clients 69,896 65,013 4,612 271 28 17 151 26 528
SME clients 13,944 12,788 842 315 59 30 324 48 532
Total corporate lending 83,840 77,800 5,454 586 33 19 177 30 530
Lombard 80,390 80,235 120 35 1 0 1 0 2,330
Credit cards 10,074 9,604 467 3 8 6 36 8 0
Commodity trade finance 3,487 3,464 23 0 3 3 51 3 0
Ship / aircraft financing 2,669 2,663 6 0 13 13 49 13 0
Consumer financing 134 134 0 0 6 6 0 6 0
Financial intermediaries and hedge funds 22,842 22,378 464 0 1 1 8 1 0
Other off-balance sheet commitments 52,765 52,268 468 29 4 2 28 2 2,945
Total other lending 172,360 170,745 1,549 67 3 1 23 2 2,470
Total
2
273,367 265,117 7,572 678 12 7 135 10 704
Total on- and off-balance sheet
3
866,308 828,495 30,265 7,547 37 6 141 10 3,067
1 Includes Loans and advances to

customers and Loans to financial

advisors, which are presented

on the balance sheet line Other

financial assets measured at amortized cost.

2 Excludes Forward starting

reverse
repurchase and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related

ECL coverage ratio (bps).

31.12.23
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 174,555 163,656 10,044 856 9 2 88 7 326
Real estate financing 54,351 50,272 4,063 16 9 4 61 8 594
Total real estate lending 228,906 213,928 14,107 872 9 3 81 8 331
Large corporate clients 14,671 12,628 1,363 680 164 27 237 48 2,558
SME clients 12,956 10,696 1,548 712 202 32 155 47 2,861
Total corporate lending 27,627 23,324 2,911 1,392 182 29 193 48 2,714
Lombard 117,946 117,879 0 67 2 0 0 0 2,487
Credit cards 2,083 1,571 449 63 200 40 253 87 3,801
Commodity trade finance 3,008 2,881 12 115 394 25 62 25 9,676
Other loans and advances to customers 26,997 26,083 837 77 18 10 44 11 2,379
Loans to financial advisors 2,665 2,426 80 159 185 17 122 20 2,793
Total other lending 152,699 150,840 1,378 481 18 3 117 4 4,462
Total
1
409,232 388,092 18,396 2,744 24 5 101 9 2,263
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 6,801 6,560 226 15 8 7 29 8 40
Real estate financing 10,662 10,064 599 0 6 5 22 6 0
Total real estate lending 17,463 16,624 824 15 6 6 24 6 40
Large corporate clients 34,829 32,446 2,259 125 27 16 147 25 628
SME clients 7,872 7,337 456 80 47 29 230 41 626
Total corporate lending 42,702 39,782 2,715 205 30 18 161 28 627
Lombard 13,609 13,609 0 1 1 1 0 1 0
Credit cards 10,458 9,932 522 4 10 8 35 10 0
Commodity trade finance 2,354 2,346 8 0 4 4 36 4 0
Financial intermediaries and hedge funds 25,378 25,148 230 0 5 4 157 5 0
Other off-balance sheet commitments 16,869 16,596 264 9 12 5 170 8 0
Total other lending 68,668 67,630 1,024 14 7 4 97 6 5,921
Total
2
128,833 124,037 4,562 234 15 9 122 13 908
Total on- and off-balance sheet
3
538,065 512,129 22,958 2,978 22 6 105 10 2,157
1 Includes Loans

and advances to

customers and Loans

to financial advisors,

which are presented

on the balance

sheet line Other

financial assets measured

at amortized cost.

2 Excludes Forward

starting reverse
repurchase and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related

ECL coverage ratio (bps).